CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,296,924	$ 203,516	¥ 1,252,493
Restricted cash	19,671	3,087	51,008
Short-term investments	1,418,721	222,628	170,552
Accounts receivable, net	14,881	2,335	18,743
Notes receivable	5,622	882
Inventory	4,373	686
Prepayments and other current assets	487,540	76,506	253,020
Total current assets	3,247,732	509,640	1,745,816
Non-current assets:
Long-term restricted cash	20,000	3,138
Property, equipment and software, net	945,226	148,327	963,453
Long-term prepayments to a related party (Note 15)	20,037	3,144	23,591
Other non-current assets	164,986	25,890	52,775
Total non-current assets	1,150,249	180,499	1,039,819
Total assets	4,397,981	690,139	2,785,635
Current liabilities:
Short-term borrowings			24,500
Accounts and notes payable	551,751	86,582	406,760
Amounts due to related parties - current (Note 15)	23,290	3,655	77,939
Salary and welfare payable (including salary and welfare payable of the consolidated variable interest entities ("VIEs") without recourse to the Company of RMB6,191 and RMB1,745 as of December 31, 2020 and 2021, respectively (Note 1))	120,444	18,900	72,436
Tax payable (including tax payable of the VIEs without recourse to the Company of RMB6,496 and RMB7,548 as of December 31, 2020 and 2021, respectively (Note 1))	10,195	1,600	7,134
Financing payable - current (Note 2(o))	84,175	13,209	46,854
Accruals and other current liabilities (including accruals and other current liabilities of the VIEs without recourse to the Company of RMB4,125 and RMB1,240 as of December 31, 2020 and 2021, respectively (Note 1))	238,510	37,427	219,210
Total current liabilities	1,028,365	161,373	854,833
Non-current liabilities:
Financing payable - non-current (Note 2(o))	85,658	13,442	197,297
Amount due to related parties - non-current (Note 15)	1,000	157	1,000
Other non-current liabilities	16,489	2,587
Deferred tax liabilities, net	34,445	5,405	33,891
Total non-current liabilities	137,592	21,591	232,188
Total liabilities	1,165,957	182,964	1,087,021
Commitments and contingencies (Note 16)
Mezzanine equity:
Total mezzanine equity			5,137,874
Shareholders' deficit:
Ordinary shares			83
Treasury shares (46,566,250 and 9,365,006 shares as of December 31, 2020 and 2021, respectively)	(27,784)	(4,360)
Additional paid-in capital	11,799,301	1,851,568
Statutory reserves	16,593	2,604	16,593
Accumulated other comprehensive income	51,556	8,090	201,823
Accumulated deficit	(8,607,989)	(1,350,781)	(3,657,759)
Total shareholders' (deficit)/equity	3,232,024	507,175	(3,439,260)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	4,397,981	690,139	2,785,635
Series Seed Convertible Redeemable Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares			1,091,899
Series A Convertible Redeemable Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares			472,723
Series A-1 Convertible Redeemable Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares			1,089,555
Temporary Equity, Subscriptions Receivable		(10,000)
Series B-1 Convertible Redeemable Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares			106,828
Series B-2 Convertible Redeemable Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares			578,091
Series C-1 Convertible Redeemable Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares			870,794
Series C-2 Convertible Redeemable Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares			154,847
Series D-1 Convertible Redeemable Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares			¥ 773,137
Class B ordinary shares
Shareholders' deficit:
Ordinary shares	51	8
Class A ordinary shares
Shareholders' deficit:
Ordinary shares	¥ 296	$ 46